BUSINESS OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

INNEOVA Holdings Limited (formerly known SAG Holdings Limited) (the “Company” or “INNEOVA”) is incorporated in the Cayman Islands on February 14, 2022 under the Companies Act (as revised) as an exempted company with limited liability.

On August 25, 2025, the authorized share capital of the Company shall be re-classified and re-designated from (i) US$100,000 divided into 200,000,000 shares of par value of US$0.0005 each to (ii) US$100,000 divided into 150,000,000 Class A ordinary shares of par value of US$0.0005 each, 25,000,000 Class B ordinary shares of par value of US$0.0005 each, and 25,000,000 Preferred Shares of par value of US$0.0005 each.

INNEOVA, through its subsidiaries is mainly engaged in the sale and distribution of the automotive and industrial spare parts with operations primarily based out of Singapore, and global sales primarily generated from the Middle East and Malaysia. The Company has over 40 years of experience in supplying genuine and aftermarket spare parts to on-highway applications. Over the years, the Company has extended to supply the products to off-highway applications in the marine, energy, mining, construction, agriculture, and oil and gas industries. The business is comprised of On-Highway Business serving the automotive sector and Off-Highway Business primarily servicing the marine, energy, mining, construction, agriculture, and oil and gas sectors.

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

INNEOVA Group Limited (formerly known as SAG Investments Limited) (“INNEOVA Group”)	● British Virgin Islands company ● Incorporated on November 17, 2021 ● Provision of investment holding	100% owned by INNEOVA

INNEOVA Industrial Pte. Ltd. (formerly known as Filtec Private Limited) (“INNEOVA Industrial”)	● Singaporean company ● Incorporated on September 1, 1999 ● Manufacturing and repair of separation or mixing equipment and general wholesale trade	100% owned by INNEOVA Group

INNEOVA Automotive Pte. Ltd. (formerly known as Spare-Parts Zone Pte. Ltd.) (“INNEOVA Automotive”)

● Singaporean company

● Incorporated on January 3, 1995

● Supply a wide range of automotive spare parts and lubricants genuine and aftermarket spare parts for use in passenger and commercial on-highway vehicles

100% owned by INNEOVA Group

Autozone Automotive Pte Ltd (“Autozone (S)”)	● Singaporean company ● Incorporated on December 7, 2009 ● Manufacturing and processing of automotive components or parts assembling re-engineering	100% owned by INNEOVA Automotive

INNEOVA Engineering Pte. Ltd. (formerly known as Power Trans Engineering Pte. Ltd.) (“INNEOVA Engineering”)	● Singaporean company ● Incorporated on April 13, 1996 ● Manufacturing and repair of gears, gearing and driving elements	100% owned by INNEOVA Group

INNEOVA Malaysia Sdn. Bhd (formerly known as Autozone Sdn. Bhd.) (“INNEOVA Malaysia”)	● Malaysian company ● Incorporated on December 17, 2009 ● Franchising of automotive parts retail	100% owned by INNEOVA Group

Reorganization

Since 2022, the Company completed several transactions for the purposes of a group reorganization, as below:-

On February 14, 2022, Soon Aik Global Pte Ltd (“Soon Aik”) and Celestial Horizon Holdings Limited (“Celestial”) entered into the Acquisition Agreement, pursuant to which Celestial acquired 49 shares of INNEOVA Group (representing approximately 4.9% shareholding interest in INNEOVA Group) from Soon Aik for consideration of $0.8 million. As a term of the acquisition, Soon Aik undertakes to transfer the entire issued share capital of INNEOVA Industrial and INNEOVA Automotive to the INNEOVA Group. Following such transfer, Soon Aik owned 949 shares and the Celestial owned 49 shares, respectively.

On February 17, 2022, INNEOVA Automotive entered into an instrument of transfer and bought and sold note with Soon Aik pursuant to which INNEOVA Automotive transferred its entire legal and beneficial shareholding interest in Auto Saver Pte. Ltd to Soon Aik for nominal consideration.

On September 29, 2022, Soon Aik and INNEOVA Group entered into a sale and purchase agreement pursuant to which Soon Aik transferred its entire shareholding interest in INNEOVA Automotive to INNEOVA Group. The consideration is settled by INNEOVA Group allotting and issuing 1 share to Soon Aik, credited as fully paid.

On September 29, 2022, Soon Aik and INNEOVA Group entered into a sale and purchase agreement pursuant to which Soon Aik transferred the entire issued share capital of INNEOVA Industrial to INNEOVA Group in consideration of the allotment and issue of 1 share in INNEOVA Group to Soon Aik, credited as fully paid.

On September 29, 2022, Celestial, Soon Aik and INNEOVA entered into a reorganization agreement, pursuant to which Soon Aik and Celestial transferred their respective 951 and 49 shares (representing 95.1% and 4.9% shareholding interest in INNEOVA Group, respectively) to INNEOVA. The consideration is settled by INNEOVA issuing 8,915,624 and 459,375 Shares to Soon Aik and Celestial respectively, credited as fully paid.

On January 5, 2024, for purposes of recapitalization in anticipation of the initial public offering, the Company amended its memorandum of association to effect a 1:2 forward stock split and to change the authorized share capital to $100,000 divided into 200,000,000 ordinary shares, of a par value of $0.0005 each. On January 5, 2024 and January 18, 2024, Soon Aik surrendered in aggregate 9,272,250 ordinary shares to the Company. Celestial surrendered in aggregate 477,750 ordinary shares to the Company. Unless otherwise indicated, all references to Ordinary Shares, share data, per share data, and related information have been retroactively adjusted, where applicable, in the Public Offering to reflect the 1:2 forward stock split of our Ordinary Shares on January 5, 2024 and the shares surrendered by our existing shareholders on January 5, 2024 and January 18, 2024 as if they had occurred at the beginning of the earlier period presented.

Prior to a group reorganization, INNEOVA Group was the holding company of a group of companies comprised of INNEOVA Industrial, INNEOVA Automotive, Autozone (S) and INNEOVA Malaysia. INNEOVA Group held as to 95.1% by Soon Aik and 4.9% by Celestial, the latter of which is an independent third party. Upon completion of the reorganization and forward stock split, Soon Aik owns 8,559,000 shares and Celestial owns 441,000 shares of the Company respectively, and INNEOVA Group, INNEOVA Industrial, INNEOVA Automotive, Autozone (S) and INNEOVA Malaysia become directly/indirectly owned subsidiaries.

Common control transactions

On May 1, 2025, the Company announced the acquisition of 100% stake in INNEOVA Engineering Pte. Ltd. from its controlling shareholder, Soon Aik Global Pte Ltd (the “Seller”), the calculation of the amount of Consideration Shares was based on an implied purchase price of SGD10,235,000 (equivalent to approximately $7.6 million).

As the transaction was between entities under common control, the acquisition was accounted for as a common control transaction. No goodwill or bargain purchase gain was recognized as a result of the transaction.

On April 11, 2025, INNEOVA Group Limited and Autozone Automotive Pte. Ltd. entered an agreement relating to the sale and purchase of shares of INNEOVA Malaysia Sdn. Bhd. (“INNEOVA Malaysia”), the control of the entities has remained under the control of INNEOVA Holdings Limited. The acquisition was accounted for as a common control transaction. No goodwill or bargain purchase gain was recognized as a result of the transaction.

Liquidity and Capital Resources

Our liquidity and working capital requirements primarily related to our operating expenses. Historically, we have met our working capital and other liquidity requirements primarily through a combination of cash generated from our operations and loans from banking facilities. Going forward, we expect to fund our working capital and other liquidity requirements from various sources, including cash generated from our operations, loans from banking facilities, the net proceeds from the Public Offering and other equity and debt financings as and when appropriate.

Our cash requirements consist primarily of day-to-day operating expenses, capital expenditures and contractual obligations with respect to facility leases and other operating leases. We lease all our office facilities. We expect to make future payments on existing leases from cash generated from operations. We have limited credit available from our major vendors and are required to prepay for the majority of our inventory purchases, which further constrains our cash liquidity.